Consolidated Statement of Financial Position - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment, net		$ 3,404,826	$ 3,562,021
Right-of-use assets, net		549,688	189,009
Intangible assets, net		15,918,759	20,516,939
Prepayments			300,000
Total non-current assets		19,873,273	24,567,969
Current assets
Inventories		6,427,227	8,538,813
Prepayments		6,292,489	8,820,834
Trade and other receivables, net		4,166,506	7,283,719
Prepaid income tax		492,623	501,981
Restricted bank deposits		592,652	628,156
Cash and bank balances		2,963,301	3,979,416
Total current assets		20,934,798	29,752,919
Total assets		40,808,071	54,320,888
Current liabilities
Trade and other payables		(3,416,269)	(4,338,192)
Contract liabilities		(2,774,460)	(775,183)
Bank borrowings		(10,313,887)	(12,285,470)
Other borrowings	[1]	(1,130,141)	(664,479)
Amounts due to an ultimate beneficial shareholder		(1,142,024)	(5,021,638)
Lease liabilities		(121,335)	(64,296)
Income tax payable			(21,560)
Total current liabilities		(18,898,116)	(23,170,818)
Net current assets		2,036,682	6,582,101
Non-current liabilities
Bank borrowings		(39,103)	(533,760)
Amounts due to an ultimate beneficial shareholder		(12,300,650)	(12,300,650)
Lease liabilities		(462,110)	(133,972)
Total non-current liabilities		(12,801,863)	(12,968,382)
Total liabilities		(31,699,979)	(36,139,200)
Capital and reserves
Share capital		(132,425)	(132,425)
Capital reserves		(30,052,790)	(30,052,790)
Accumulated comprehensive losses		21,077,123	12,003,527
Total equity		(9,108,092)	(18,181,688)
Total liabilities and equity		$ (40,808,071)	$ (54,320,888)

[1]	Included in other borrowings, an aggregate loan balance from related parties of USD425,255 (2023: USD536,530) was unsecured, interest-free or interest bearing at 8% p.a. (2023: 7.5% p.a.). A principal amount of USD704,886 (2023: USD127,949) was unsecured and interest bearing at 6% to 7.2% p.a. All these balances were repayable within one year after the end of the reporting period.